Distribution Date: May 25, 2007
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Litton Loan Servicing
February 25, 2007
February 07, 2007
January 01, 2007
J.P. Morgan Securities Inc
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-May-07
Accrual Periods:
Begin End
Determination Date: 16-May-07 Floating Rate Certificates 4/25/2007 5/24/2007
Record Date Libor Certificates: 24-May-07 Fixed Certificates, Class CE 4/1/2007 4/30/2007
Record Date Other Certificates: 30-Apr-07
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
AF-IA $122,546,000.00 $115,454,031.02 $2,642,548.97 $518,581.02 $0.00 $3,161,129.99 $0.00 $0.00 $112,811,482.05
AF-1B $122,546,000.00 $115,454,031.02 $2,642,548.97 $577,655.00 $0.00 $3,220,203.97 $0.00 $0.00 $112,811,482.05
AF-2 $86,330,000.00 $86,330,000.00 $0.00 $411,578.28 $0.00 $411,578.28 $0.00 $0.00 $86,330,000.00
AF-3 $69,619,000.00 $69,619,000.00 $0.00 $332,836.84 $0.00 $332,836.84 $0.00 $0.00 $69,619,000.00
AF-4 $20,291,000.00 $20,291,000.00 $0.00 $99,933.18 $0.00 $99,933.18 $0.00 $0.00 $20,291,000.00
AF-5 $19,732,000.00 $19,732,000.00 $0.00 $98,955.98 $0.00 $98,955.98 $0.00 $0.00 $19,732,000.00
AF-6 $49,007,000.00 $49,007,000.00 $0.00 $238,296.54 $0.00 $238,296.54 $0.00 $0.00 $49,007,000.00
M-1 $17,284,000.00 $17,284,000.00 $0.00 $79,938.50 $0.00 $79,938.50 $0.00 $0.00 $17,284,000.00
M-2 $17,284,000.00 $17,284,000.00 $0.00 $80,658.67 $0.00 $80,658.67 $0.00 $0.00 $17,284,000.00
M-3 $10,314,000.00 $10,314,000.00 $0.00 $48,303.90 $0.00 $48,303.90 $0.00 $0.00 $10,314,000.00
M-4 $9,704,000.00 $9,704,000.00 $0.00 $45,851.40 $0.00 $45,851.40 $0.00 $0.00 $9,704,000.00
M-5 $9,098,000.00 $9,098,000.00 $0.00 $43,215.50 $0.00 $43,215.50 $0.00 $0.00 $9,098,000.00
M-6 $8,795,000.00 $8,795,000.00 $0.00 $42,216.00 $0.00 $42,216.00 $0.00 $0.00 $8,795,000.00
M-7 $8,491,000.00 $8,491,000.00 $0.00 $42,950.31 $0.00 $42,950.31 $0.00 $0.00 $8,491,000.00
M-8 $7,279,000.00 $7,279,000.00 $0.00 $38,942.65 $0.00 $38,942.65 $0.00 $0.00 $7,279,000.00
B-1 $6,065,000.00 $6,065,000.00 $0.00 $35,985.67 $0.00 $35,985.67 $0.00 $0.00 $6,065,000.00
B-2 $6,367,000.00 $6,367,000.00 $0.00 $37,140.83 $0.00 $37,140.83 $0.00 $0.00 $6,367,000.00
CE-1* $15,869,671.61 $15,869,671.61 $0.00 $1,003,957.62 $0.00 $1,003,957.62 $0.00 $0.00 $15,869,671.64
CE-2 $0.00 $0.00 $0.00 $172,794.67 $0.00 $172,794.67 $0.00 $0.00 $0.00
P $100.00 $100.00 $0.00 $129,885.60 $0.00 $129,885.60 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $590,752,100.00 $576,568,162.04 $5,285,097.94 $4,079,678.16 $0.00 $9,364,776.10 $0.00 $0.00 $571,283,064.10
* Notional Balance
AMOUNTS PER $1,000 UNIT
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
AF-IA 1248MGAJ3 $21.56373093 $4.23172539 NA $25.79545632 $0.00000000 $0.00000000 $920.56437623 5.39000%
AF-1B 1248MGAX2 $21.56373093 $4.71378095 NA $26.27751187 $0.00000000 $0.00000000 $920.56437623 6.00400%
AF-2 1248MGAK0 $0.00000000 $4.76750006 NA $4.76750006 $0.00000000 $0.00000000 $1,000.00000000 5.72100%
AF-3 1248MGAL8 $0.00000000 $4.78083339 NA $4.78083339 $0.00000000 $0.00000000 $1,000.00000000 5.73700%
AF-4 1248MGAM6 $0.00000000 $4.92500025 NA $4.92500025 $0.00000000 $0.00000000 $1,000.00000000 5.91000%
AF-5 1248MGAN4 $0.00000000 $5.01500000 NA $5.01500000 $0.00000000 $0.00000000 $1,000.00000000 6.01800%
AF-6 1248MGAP9 $0.00000000 $4.86250005 NA $4.86250005 $0.00000000 $0.00000000 $1,000.00000000 5.83500%
M-1 1248MGAQ7 $0.00000000 $4.62500000 NA $4.62500000 $0.00000000 $0.00000000 $1,000.00000000 5.55000%
M-2 1248MGAR5 $0.00000000 $4.66666686 NA $4.66666686 $0.00000000 $0.00000000 $1,000.00000000 5.60000%
M-3 1248MGAS3 $0.00000000 $4.68333333 NA $4.68333333 $0.00000000 $0.00000000 $1,000.00000000 5.62000%
M-4 1248MGAT1 $0.00000000 $4.72500000 NA $4.72500000 $0.00000000 $0.00000000 $1,000.00000000 5.67000%
M-5 1248MGAU8 $0.00000000 $4.75000000 NA $4.75000000 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-6 1248MGAV6 $0.00000000 $4.80000000 NA $4.80000000 $0.00000000 $0.00000000 $1,000.00000000 5.76000%
M-7 1248MGAW4 $0.00000000 $5.05833353 NA $5.05833353 $0.00000000 $0.00000000 $1,000.00000000 6.07000%
M-8 1248MGAA2 $0.00000000 $5.35000000 NA $5.35000000 $0.00000000 $0.00000000 $1,000.00000000 6.42000%
B-1 1248MGAB0 $0.00000000 $5.93333388 NA $5.93333388 $0.00000000 $0.00000000 $1,000.00000000 7.12000%
B-2 1248MGAC8 $0.00000000 $5.83333281 NA $5.83333281 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE-1* 1248MGAD6 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
CE-2 1248MGAE4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
P 1248MGAF1 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R 1248MGAG9 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X 1248MGAH7 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
May 25, 2007
Index +
Interest
Allocation of
Cap Carryover
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Cap Carryover
Cap Carryover
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate(1)
PT Rate (2)
Relief Act
Amount
Paid
Amount
Paid
Paid (3)
Shortfall
AF-IA 5.39000% $518,581.02 $0.00 $0.00 $0.00 $0.00 $0.00 $518,581.02 $0.00
AF-1B 6.00400% $577,655.00 $0.00 $0.00 $0.00 $0.00 $0.00 $577,655.00 $0.00
AF-2 5.72100% $411,578.28 $0.00 $0.00 $0.00 $0.00 $0.00 $411,578.28 $0.00
AF-3 5.73700% $332,836.84 $0.00 $0.00 $0.00 $0.00 $0.00 $332,836.84 $0.00
AF-4 5.91000% $99,933.18 $0.00 $0.00 $0.00 $0.00 $0.00 $99,933.18 $0.00
AF-5 6.01800% $98,955.98 $0.00 $0.00 $0.00 $0.00 $0.00 $98,955.98 $0.00
AF-6 5.83500% $238,296.54 $0.00 $0.00 $0.00 $0.00 $0.00 $238,296.54 $0.00
M-1 5.55000% $79,938.50 $0.00 $0.00 $0.00 $0.00 $0.00 $79,938.50 $0.00
M-2 5.60000% $80,658.67 $0.00 $0.00 $0.00 $0.00 $0.00 $80,658.67 $0.00
M-3 5.62000% $48,303.90 $0.00 $0.00 $0.00 $0.00 $0.00 $48,303.90 $0.00
M-4 5.67000% $45,851.40 $0.00 $0.00 $0.00 $0.00 $0.00 $45,851.40 $0.00
M-5 5.70000% $43,215.50 $0.00 $0.00 $0.00 $0.00 $0.00 $43,215.50 $0.00
M-6 5.76000% $42,216.00 $0.00 $0.00 $0.00 $0.00 $0.00 $42,216.00 $0.00
M-7 6.07000% $42,950.31 $0.00 $0.00 $0.00 $0.00 $0.00 $42,950.31 $0.00
M-8 6.42000% $38,942.65 $0.00 $0.00 $0.00 $0.00 $0.00 $38,942.65 $0.00
B-1 7.12000% $35,985.67 $0.00 $0.00 $0.00 $0.00 $0.00 $35,985.67 $0.00
B-2 7.00000% $37,140.83 $0.00 $0.00 $0.00 $0.00 $0.00 $37,140.83 $0.00
(1) Limited to the Maximum Rate Cap, as applicable to the Floating Rate Certificates
(2) Includes interest shortfalls from previous payment dates plus interest thereon
(3) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Supplemental Interest Trust:
Reconciliation:
Swap Account
 Swap Notional Balance
$197,625,480.82 Available funds (A):
Deposit: Investment Income $0.00 Remittance/Collection Account Beginning Balance $9,346,063.18
Deposit: Net Counterparty Payment $21,162.39 Net Payments to Trust from Swap Counterparty $21,162.39
Deposit: Counterparty Termination Payment $0.00 Net Funds from Supplemental Interest $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00 Net Funds from Basis Risk Reserve Fund $19.02
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 $9,367,244.59
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00 Distributions (B):
Withdrawal : to pay interest on certificates $0.00 Trustee Fee $2,468.49
Withdrawal : to Principal Remittance, to maintain Target OC $0.00 Net Payments to Counterparty from Swap Trust $0.00
Withdrawal: to pay Unpaid Realized Loss Amount $0.00 Total Interest distributed $4,079,678.16
Withdrawal: to pay Net Wac Carryover Amounts $0.00 Total Principal distributed $5,285,097.94
Withdrawal : to CE, remaining amounts $21,162.39 $9,367,244.59
Basis Risk Reserve Fund
(A)-(B): 0.00
Beginning Balance $5,000.00
Required Amount $0.00 Collection Account Ending Balance 0.00
Deposit $19.02
Withdrawl
$19.02
Fees:
Ending Balance $5,000.00 Total Fees $76,523.27
Servicing Fee $74,054.78
Trustee Fee $2,468.49
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Trigger Event:
Excess Interest Distributions:
Relevant Information:
A) Rolling 6-Month Delinquency Average
1.633% Excess available interest (A): $982,795.23
B) Ending Collateral Balance $587,152,635.74
C) 41.67% of prior period Senior Enhancement % 8.272% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Basis Risk Reserve Fund Deposit 19.02
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE $982,776.21
F) Applicable Cumulative Loss % 100%
G) Cumulative Loss % 0.000% (B): $982,795.23
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $20,258,388.51
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6 Mo Delq. Avg equals or exceeds 41.67% of prior Senior Enhancement %(A >= C)
NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Stepdown Date:
Relevant Information:
Overcollateralization:
Senior Enhancement Percentage 19.850149%
Overcollateralization Amount (before distributions) $15,869,671.64
Overcollateralization Release Amount $0.00 The earlier of:
Overcollateralization Deficiency $0.00 1) Distribution after Class A balances reduced to zero NO
Overcollateralization Target Amount $15,772,163.46 1) later of (x) Distribution in February 2010 NO
Overcollateralization Floor $3,033,108.36 (y) Date when Senior Enhancement % >=38.40% NO
Overcollateralization Amount (after distributions) $15,869,671.64
NO
Overcollateralization Deficiency Amount (after distributions) $0.00
Miscellaneous:
Recoveries
$0.00
Current Advances $0.00
Outstanding Advances $0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
592,437,733.68
5,285,097.94
0.00
587,152,635.74
235,015.58
5,036,359.05
13,723.31
0.00
0.00
5,285,097.94
4,005,134.42
74,054.78
0.00
0.00
0.00
0.00
0.00
3,931,079.64
129,885.60
0.00
9,346,063.18
3,038
3,013
0.9679058023
8.11252%
7.60752%
11.22302%
0.00
0.00
0.00
0.00
4,129,128.07
19
0
0.00
172,794.67
74,054.78
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
715 40,193,387.12 6.85%
100K to 199.99K
1,065 159,527,163.17 27.17%
200K to 299.99K
717 172,969,914.84 29.46%
300K to 399.99K
296 102,101,630.75 17.39%
400K to 499.99K
138 61,403,338.21 10.46%
500K to 599.99K
45 24,509,953.18 4.17%
600K to 699.99K
21 13,505,038.88 2.30%
700K to 799.99K
8 5,874,571.63 1.00%
800K to 899.99K
6 5,070,296.79 0.86%
900K to 999.99K
2 1,997,341.17 0.34%
Total
3,013
587,152,635.74
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 362,547.34 0.06%
5.50% - 5.99%
13 3,475,528.47 0.59%
6.00% - 6.49%
78 20,177,140.03 3.44%
6.50% - 6.99%
426 107,181,277.59 18.25%
7.00% - 7.49%
360 86,937,302.80 14.81%
7.50% - 7.99%
498 118,191,677.79 20.13%
8.00% - 8.49%
271 60,905,422.50 10.37%
8.50% - 8.99%
372 75,438,137.87 12.85%
9.00% - 9.49%
155 29,545,275.64 5.03%
9.50% - 9.99%
243 33,650,613.20 5.73%
10.00% - 10.49%
123 12,474,205.34 2.12%
10.50% - 10.99%
129 13,419,621.01 2.29%
11.00% - 11.49%
124 9,624,023.81 1.64%
11.50% - 11.99%
85 8,358,989.54 1.42%
12.00% - 12.49%
72 3,879,584.74 0.66%
12.50% - 12.99%
38 2,352,125.24 0.40%
13.00% - 13.49%
12 585,408.04 0.10%
13.50% - 13.99%
9 407,165.35 0.07%
14.00% - 14.49%
3 153,623.97 0.03%
15.50% - 15.99%
1 32,965.47 0.01%
Total
3,013
587,152,635.74
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.11%
Count
Balance ($)
%
2.00% - 2.99%
2 952,676.98 0.28%
3.00% - 3.99%
2 856,427.09 0.25%
4.00% - 4.99%
96 24,562,778.85 7.31%
5.00% - 5.99%
274 69,239,325.19 20.60%
6.00% - 6.99%
811 199,585,304.78 59.37%
7.00% - 7.99%
148 33,532,609.23 9.98%
8.00% - 8.99%
41 7,434,037.99 2.21%
Total
1,374
336,163,160.11
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.19%

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
125 26,646,829.40 7.93%
5.00% - 5.99%
7 2,261,737.19 0.67%
6.00% - 6.99%
238 63,941,097.27 19.02%
7.00% - 7.99%
436 116,440,079.94 34.64%
8.00% - 8.99%
320 76,927,063.83 22.88%
9.00% - 9.99%
150 31,549,182.60 9.39%
10.00% - 10.99%
61 11,744,048.40 3.49%
11.00% - 11.99%
35 6,338,971.21 1.89%
12.00% - 12.99%
2 314,150.27 0.09%
Total
1,374
336,163,160.11
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.37%
Count
Balance ($)
%
11.00% - 11.99%
6 1,852,413.97 0.55%
12.00% - 12.99%
219 57,649,679.44 17.15%
13.00% - 13.99%
348 90,574,759.00 26.94%
14.00% - 14.99%
393 99,188,607.74 29.51%
15.00% - 15.99%
228 53,669,557.10 15.97%
16.00% - 16.99%
95 18,327,250.39 5.45%
17.00% - 17.99%
47 9,076,742.20 2.70%
18.00% - 18.99%
17 2,235,018.77 0.66%
19.00% - 19.99%
21 3,589,131.50 1.07%
Total
1,374
336,163,160.11
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.38%
Count
Balance ($)
%
6
1,235 302,816,471.88 90.08%
12
139 33,346,688.23 9.92%
Total
1,374
336,163,160.11
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,235 302,816,471.88 90.08%
12
139 33,346,688.23 9.92%
Total
1,374
336,163,160.11
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
6 Month LIBOR
1,374 336,163,160.11 100.00%
Total
1,374
336,163,160.11
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
98 21,354,315.41 3.64%
3 Units
25 6,798,785.29 1.16%
4 Units
14 4,302,059.87 0.73%
Condominium
228 36,577,876.04 6.23%
Other
11 1,361,570.36 0.23%
Planned Unit Developmen
492 110,594,798.51 18.84%
Single Family
2,144 406,111,392.70 69.17%
Townhouse
1 51,837.56 0.01%
Total
3,013
587,152,635.74
100.00%
Property Type
Type
Count
Balance ($)
%
2005
67 11,804,613.50 2.01%
2006
2,929 572,153,206.41 97.45%
2007
17 3,194,815.83 0.54%
Total
3,013
587,152,635.74
100.00%
Year of First Payment Date
Year

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00%- 9.99%
10 425,991.60 0.07%
10.00%-14.99%
19 1,030,144.04 0.18%
15.00%-19.99%
44 2,874,177.87 0.49%
20.00%-24.99%
465 26,738,201.16 4.55%
25.00%-29.99%
18 1,770,029.74 0.30%
30.00%-34.99%
17 2,428,003.21 0.41%
35.00%-39.99%
15 2,520,366.91 0.43%
40.00%-44.99%
32 5,340,419.98 0.91%
45.00%-49.99%
46 8,497,947.83 1.45%
50.00%-54.99%
55 12,075,027.77 2.06%
55.00%-59.99%
82 16,240,175.96 2.77%
60.00%-64.99%
110 25,238,998.94 4.30%
65.00%-69.99%
144 30,880,394.02 5.26%
70.00%-74.99%
155 32,192,051.40 5.48%
75.00%-79.99%
201 46,024,414.35 7.84%
80.00%-84.99%
661 162,796,793.06 27.73%
85.00%-89.99%
198 44,812,448.41 7.63%
90.00%-94.99%
289 65,217,371.74 11.11%
95.00%-99.99%
234 55,024,240.70 9.37%
100.0%-105.0%
218 45,025,437.05 7.67%
Total
3,013
587,152,635.74
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
145 - 168
3 416,497.19 0.07%
169 - 192
59 4,333,762.05 0.74%
193 - 216
1 34,265.99 0.01%
217 - 240
18 1,837,506.74 0.31%
241 - 264
2 122,583.18 0.02%
265 - 288
8 510,490.47 0.09%
289 - 312
2 235,197.45 0.04%
313 - 336
6 1,102,502.67 0.19%
337 - 360
1,993 348,856,095.14 59.41%
457 - 480
505 126,738,017.15 21.59%
481 +
416 102,965,717.71 17.54%
Total
3,013
587,152,635.74
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 414

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
145 - 168
3 416,497.19 0.07%
169 - 192
138 8,342,417.00 1.42%
193 - 216
1 34,265.99 0.01%
217 - 240
18 1,837,506.74 0.31%
241 - 264
2 122,583.18 0.02%
265 - 288
8 510,490.47 0.09%
289 - 312
2 235,197.45 0.04%
313 - 336
6 1,102,502.67 0.19%
337 - 360
2,826 572,038,248.72 97.43%
457 - 480
9 2,512,926.33 0.43%
Total
3,013
587,152,635.74
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 349
Count
Balance ($)
%
169 - 192
62 4,750,259.24 0.81%
217 - 240
19 1,871,772.73 0.32%
265 - 288
10 633,073.65 0.11%
289 - 312
2 235,197.45 0.04%
337 - 360
1,999 349,958,597.81 59.60%
457 - 480
505 126,738,017.15 21.59%
481 +
416 102,965,717.71 17.54%
Total
3,013
587,152,635.74
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 422
Count
Balance ($)
%
169 - 192
141 8,758,914.19 1.49%
217 - 240
19 1,871,772.73 0.32%
265 - 288
10 633,073.65 0.11%
289 - 312
2 235,197.45 0.04%
337 - 360
2,832 573,140,751.39 97.61%
457 - 480
9 2,512,926.33 0.43%
Total
3,013
587,152,635.74
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 357

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
19 2,664,083.00 0.45%
ALASKA
1 27,537.26 0.00%
ARIZONA
152 30,223,617.18 5.15%
ARKANSAS
17 2,135,782.01 0.36%
CALIFORNIA
540 158,513,567.13 27.00%
COLORADO
84 15,425,694.64 2.63%
CONNECTICUT
74 12,973,329.56 2.21%
DELAWARE
19 3,986,704.25 0.68%
FLORIDA
584 96,221,649.78 16.39%
GEORGIA
62 8,671,664.59 1.48%
HAWAII
26 6,390,439.89 1.09%
IDAHO
26 4,451,182.88 0.76%
ILLINOIS
78 13,593,975.41 2.32%
INDIANA
14 1,358,957.83 0.23%
IOWA
6 742,552.73 0.13%
KANSAS
10 1,968,413.25 0.34%
KENTUCKY
17 1,735,390.53 0.30%
LOUISIANA
12 1,648,352.96 0.28%
MAINE
25 4,044,043.33 0.69%
MARYLAND
67 12,186,038.93 2.08%
MASSACHUSETTS
28 5,625,390.17 0.96%
MICHIGAN
34 4,358,188.15 0.74%
MINNESOTA
28 4,625,694.05 0.79%
MISSISSIPPI
11 1,450,756.92 0.25%
MISSOURI
36 5,673,321.72 0.97%
MONTANA
7 1,660,719.90 0.28%
NEBRASKA
11 1,167,677.33 0.20%
NEVADA
93 21,219,812.93 3.61%
NEW HAMPSHIRE
22 3,266,938.14 0.56%
NEW JERSEY
28 6,933,819.85 1.18%
NEW MEXICO
6 988,187.92 0.17%
NEW YORK
89 20,014,102.24 3.41%
NORTH CAROLINA
34 5,702,376.14 0.97%
NORTH DAKOTA
1 21,957.48 0.00%
OHIO
34 4,885,077.51 0.83%
OKLAHOMA
13 1,973,533.12 0.34%
OREGON
71 12,941,539.53 2.20%
PENNSYLVANIA
122 19,803,338.87 3.37%
RHODE ISLAND
15 3,177,240.15 0.54%
SOUTH CAROLINA
14 1,769,371.51 0.30%
TENNESSEE
65 8,527,899.17 1.45%
TEXAS
160 18,826,887.67 3.21%
UTAH
50 9,144,702.11 1.56%
VERMONT
1 128,275.21 0.02%
VIRGINIA
68 14,720,299.89 2.51%
WASHINGTON
119 27,167,845.98 4.63%
WEST VIRGINIA
1 37,845.90 0.01%
WISCONSIN
12 1,342,479.70 0.23%
WYOMING
7 1,034,379.34 0.18%
Total
3,013
587,152,635.74
100.00%
Geographic Distribution by State
State

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ARIZONA
WASHINGTON
NEVADA
NEW YORK
PENNSYLVANIA
TEXAS
COLORADO
VIRGINIA
ILLINOIS
CONNECTICUT
OREGON
MARYLAND
UTAH
GEORGIA
TENNESSEE
NEW JERSEY
HAWAII
NORTH CAROLINA
MISSOURI
MASSACHUSETTS
OHIO
MINNESOTA
IDAHO
MICHIGAN
MAINE
DELAWARE
NEW HAMPSHIRE
RHODE ISLAND
ALABAMA
ARKANSAS
OKLAHOMA
KANSAS
SOUTH CAROLINA
KENTUCKY
MONTANA
LOUISIANA
MISSISSIPPI
INDIANA
WISCONSIN
NEBRASKA
WYOMING
NEW MEXICO
IOWA
VERMONT
WEST VIRGINIA
ALASKA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,874
552,684,598.67
94.94%
552,881,224.14
65
14,209,648.56
2.44%
14,222,621.58
32
8,250,219.49
1.42%
8,261,038.75
26
6,069,123.84
1.04%
6,078,562.66
2
899,287.16
0.15%
899,825.87
2,999
582,112,877.72
582,343,273.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6
2,365,508.24
46.94%
2,366,948.31
8
2,674,249.78
53.06%
2,678,441.02
14
5,039,758.02
5,045,389.33
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,874
552,684,598.67
94.13%
552,881,224.14
65
14,209,648.56
2.42%
14,222,621.58
32
8,250,219.49
1.41%
8,261,038.75
32
8,434,632.08
1.44%
8,445,510.97
10
3,573,536.94
0.61%
3,578,266.89
3,013
587,152,635.74
100.00%
587,388,662.33
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 94.1%
30 - 59 days 2.4%
60 - 89 days 1.4%
90 - 120 days 1.4%
120 + days 0.6%
Total: 100.0%

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
65 14,209,648.56 48.29% 32 8,250,219.49 28.04% 26 6,069,123.84 20.62% 2 899,287.16 3.06%
125
29,428,279.05
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 6 2,365,508.24 46.94% 8 2,674,249.78 53.06%
14
5,039,758.02
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
65
14,209,648.56
41.23%
32
8,250,219.49
23.94%
32
8,434,632.08
24.47%
10
3,573,536.94
10.37%
139
34,468,037.07
100.00%
41.23
23.94
24.47
10.37
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
85.38
0.00
14.62
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: May 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
February 2007
March 2007
April 2007
May 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
34 8,942,654.77 69 15,447,573.66 64 15,481,105.52 65 14,209,648.56
60 - 89 days
1 107,677.56 14 4,721,913.47 38 9,568,976.03 32 8,250,219.49
90 - 120 days
0 0.00 2 307,622.32 9 3,374,339.31 32 8,434,632.08
120 + days
0 0.00 0 0.00 1 200,000.00 10 3,573,536.94
Bankruptcy
0 0.00 0 0.00 1 497,756.55 0 0.00
Foreclosure
0 0.00 0 0.00 3 1,358,736.25 14 5,039,758.02
REO
0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
REO
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: May 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
9.77%
5,050,082.36
3 Month
9.00%
Life CPR
8.89%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007 3/1/2007 4/1/2007 5/1/2007
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/1/2007 3/1/2007 4/1/2007 5/1/2007
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007 3/1/2007 4/1/2007 5/1/2007
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/1/2007 3/1/2007 4/1/2007 5/1/2007
Group 1
Total
Amount ($)

Distribution Date: May 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: May 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
14 5,039,758.02 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
17380940 588,000.00 587,053.06 6.99% 01/01/2007 360
17382490 667,500.00 667,500.00 6.50% 01/01/2007 360
17392036 240,000.00 239,840.17 9.63% 01/01/2007 360
30006498 251,750.00 251,315.02 9.83% 12/01/2006 360
30015440 623,200.00 623,191.92 6.80% 12/01/2006 360
30022834 414,750.00 411,552.64 7.45% 12/01/2006 360
30023576 266,000.00 264,319.26 8.45% 12/01/2006 360
30047369 232,050.00 231,486.09 8.68% 12/01/2006 360
30055826 351,000.00 350,218.26 8.60% 01/01/2007 360
30059901 178,400.00 178,051.71 9.05% 12/01/2006 360
30092399 210,900.00 210,333.14 11.99% 12/01/2006 360
30167449 144,000.00 143,896.75 11.50% 01/01/2007 360
30167456 377,000.00 377,000.00 11.50% 01/01/2007 360
17377243 504,000.00 504,000.00 7.75% 12/01/2006 360
Total:
14
5,039,758.02
5,048,550.00

Distribution Date: May 25, 2007
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: May 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
25 5,058,665.00 5,036,413.13 0.00 592,437,733.68
0.85%
99.15%
1
Prepayment 0.85%
Liquidation 0.00%
Beginning Balance 99.15%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
15974223 442,650.00 441,376.62 441,280.29 0.00 0.00 0.00 N/A 05/02/2007 96.33 9.300% 16,407.36
15993363 420,000.00 418,139.46 417,937.77 0.00 0.00 0.00 N/A 05/02/2007 201.69 9.990% 16,706.46
17382078 288,000.00 287,706.92 287,647.31 0.00 0.00 0.00 Voluntary PIF 04/23/2007 59.61 6.750% 7,766.10
17397407 159,900.00 159,900.00 159,900.00 0.00 0.00 0.00 N/A 05/02/2007 0.00 8.500% 3,198.00
18541433 29,400.00 28,928.03 28,898.89 0.00 0.00 0.00 N/A 05/10/2007 29.14 6.500% 0.00
30006910 518,700.00 514,945.98 514,634.49 0.00 0.00 0.00 Voluntary PIF 04/16/2007 311.49 9.000% 0.00
30014278 21,490.00 21,146.55 21,106.17 0.00 0.00 0.00 N/A 05/10/2007 40.38 13.725% 0.00
30043947 17,600.00 17,550.50 17,544.55 0.00 0.00 0.00 Voluntary PIF 04/16/2007 5.95 11.625% 702.26
30044028 35,550.00 35,522.27 35,518.58 0.00 0.00 0.00 N/A 05/14/2007 3.69 16.875% 1,420.89
30044861 90,000.00 89,651.79 89,615.93 0.00 0.00 0.00 N/A 05/09/2007 35.86 7.050% 2,525.72
30050256 395,100.00 393,999.90 393,873.69 0.00 0.00 0.00 Voluntary PIF 04/24/2007 126.21 7.825% 12,323.58
30056204 111,775.00 111,404.60 111,356.47 0.00 0.00 0.00 N/A 05/01/2007 48.13 10.450% 1,114.52
30056337 320,000.00 319,078.06 318,959.65 0.00 0.00 0.00 Voluntary PIF 04/24/2007 118.41 7.275% 9,282.74
30063119 260,000.00 259,381.25 259,301.58 0.00 0.00 0.00 N/A 05/02/2007 79.67 7.950% 8,246.55
30069819 124,500.00 124,499.98 124,499.98 0.00 0.00 0.00 Voluntary PIF 04/26/2007 0.00 7.525% 3,747.45
30091730 188,000.00 187,570.02 187,496.87 0.00 0.00 0.00 N/A 05/08/2007 73.15 7.050% 8,438.50
30092654 65,000.00 64,828.46 64,799.02 0.00 0.00 0.00 Voluntary PIF 04/17/2007 29.44 10.125% 0.00
30092688 171,000.00 170,231.61 170,117.28 0.00 0.00 0.00 Voluntary PIF 04/27/2007 114.33 8.250% 0.00
30093322 95,000.00 94,640.07 94,640.07 0.00 0.00 0.00 Voluntary PIF 04/27/2007 0.00 9.500% 4,750.00
30099535 110,000.00 109,818.53 109,787.56 0.00 0.00 0.00 Voluntary PIF 04/19/2007 30.97 8.200% 0.00
30099634 302,000.00 297,539.19 296,629.33 0.00 0.00 0.00 N/A 05/01/2007 909.86 7.900% 5,328.59
30100051 253,000.00 252,244.04 252,153.29 0.00 0.00 0.00 05/09/2007 90.75 7.400% 11,344.52
30119838 281,000.00 280,718.19 280,660.87 0.00 0.00 0.00 N/A 05/01/2007 57.32 6.790% 7,622.39

Distribution Date: May 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
30167423 155,000.00 154,959.30 154,959.30 0.00 0.00 0.00 Voluntary PIF 04/25/2007 0.00 11.500% 7,130.00
30170120 204,000.00 203,245.91 203,094.19 0.00 0.00 0.00 Voluntary PIF 04/16/2007 151.72 7.650% 1,829.97
Total:
25
5,058,665.00
5,039,027.23
2,614.10
5,036,413.13
0.00
0.00
0.00
129,885.60

Distribution Date: May 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: May 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #